Taxes (Details) - Schedule of components of deferred tax assets - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Schedule of components of deferred tax assets [Abstract]
Net operating losses	$ 820,610	$ 452,009
Allowance for doubtful accounts	27,125
Less: valuation allowance	(847,735)	(452,009)
Deferred tax assets, net